WARRANT LIABILITY (Tables)	12 Months Ended
Dec. 31, 2019
Warrant Liability
Schedule of Change in Warrant Liability

	December 31, 2019	December 31, 2018
Balance, beginning	$2,009	$1,161
US dollar warrants issued during the year	-	2,296
Fair value adjustment	(520)	(1,304)
Effect of movement in exchange rates	90	(144)
Balance, ending	$1,579	$2,009
Less: current portion	-	-
Non-current portion	$1,579	$2,009

Continuity of all warrants is as follows:

	Underlying Shares	Weighted Average Exercise Price
Warrants outstanding and exercisable, January 1, 2018	3,602,215	$1.99
Issued	7,175,846	$0.80
Warrants outstanding and exercisable, December 31, 2018	10,778,061	$1.20
Issued	464,122	C$0.85
Expired	(3,602,215)	$1.99
Warrants outstanding and exercisable, December 31, 2019	7,639,968	$0.79

Schedule of Warrants Outstanding and Exercisable

		All Warrants Outstanding and Exercisable
Expiry Date	Exercise Price per Share	December 31, 2019	December 31, 2018
March 14, 2019	$1.00	-	40,000
November 28, 2019	$2.00	-	3,562,215
July 30, 2020	C$0.85	464,122	-
September 25, 2023	$0.80	7,175,846	7,175,846
		7,639,968	10,778,061

Schedule of Fair Value of Warrant Liability

	December 31, 2019	December 31, 2018
Weighted average assumptions:
Risk-free interest rate	1.68%	1.88%
Expected dividend yield	0%	0%
Expected warrant life (years)	3.57	3.46
Expected stock price volatility	61.61%	61.47%
Weighted average fair value	$0.22	$0.19